Inventories, Net - Summary of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials	$ 4,225,936	$ 3,106,711
Finished goods	3,456,116	3,549,997
Inventories	$ 7,682,052	$ 6,656,708